Financing receivables, net	12 Months Ended
Dec. 31, 2022
Financing receivables, net
Financing receivables, net

5.Financing receivables, net

The financing receivables, net, consists of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Short-term:
Short-term financing receivables	99,857	110,418
Allowance for credit losses	(2,657)	(23,331)
Short-term financing receivables, net	97,200	87,087

Long-term:
Long-term financing receivables	571	—
Allowance for credit losses	—	—
Long-term financing receivables, net	571	—

The following table summarizes the balances of financing receivables by due date.

	As of December 31,
	2021	2022
	RMB	RMB
Due in months:
0 - 12	99,857	110,418
13 - 24	571	—
Total financing receivables	100,428	110,418

The movement of the allowance for credit losses for the years ended December 31, 2020, 2021 and 2022 were as following:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	20,544	583	2,657
Release due to disposal of subsidiaries	—	—	(3,673)
Additions/(Reversal)	45,090	(1,934)	22,382
(Charge-offs)/Charge-offs reversal	(65,051)	4,008	1,965
Balance at end of the year	583	2,657	23,331

Aging analysis of past due financing receivables are as below:

				91 Days or
	1 - 30 Days	31 - 60 Days	61 - 90 Days	Greater Past	Total Past
Financing receivables	Past Due	Past Due	Past Due	Due	Due	Current	Total
As of December 31, 2021	1,354	700	232	—	2,286	98,142	100,428
As of December 31, 2022	278	69	—	—	347	110,071	110,418